CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash	$ 1,500,589	$ 427,436
Tenant receivables	46,893
Prepaid expenses and other current assets	6,249
Prepaid expenses		2,444
Inventory	26,427	0
Total current assets	1,580,158	429,680
Property and equipment, net	457,970	452,753
Deferred financing costs	99,028	0
Tenant receivables	35,029
Other receivables, net	27,547	0
Other capitalized costs	20,000	0
Total Assets	2,219,732	882,433
Current liabilities
Accounts payable and accrued expenses	52,840	43,212
Accrued interest payable	1,864	0
Derivative liability	923,764	0
Convertible notes payable (net of debt discount), current portion	5,927	5,356
Total current liabilities	984,395	48,568
Long term liabilities
Convertible notes payable (net of debt discount), less current portion	769,082	609,950
Tenant deposits	1,250	1,250
Total long term liabilities	770,332	611,200
Total Liabilities	1,754,727	659,768
Stockholders' Equity
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at June 30, 2014 and December 31, 2013	0	0
Common Stock, no par value; 100,000,000 shares authorized; 13,438,933 shares and 15,137,200 shares issued and outstanding on June 30, 2014 and December 31, 2013, respectively	2,604,696	933,627
Accumulated deficit	(2,139,691)
Deficit accumulated during development stage		(710,962)
Total Stockholders' Equity	465,005	222,665
Total Liabilities and Stockholders' Equity	$ 2,219,732	$ 882,433